Deferred Tax Liabilities (Details) - Schedule of Deferred Tax Liabilities	12 Months Ended
	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 MYR (RM)
Schedule of Deferred Tax Liabilities [Abstract]
Beginning	RM 18,113,481		RM 9,283,774
Recognised in profit or loss	235,172		8,829,707
Ending	RM 18,348,653	$ 3,929,889	RM 18,113,481